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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triple Frond Partners LLC
Address: 1000 Second Avenue, Suite 1200
         Seattle, WA 98104

Form 13F File Number: 28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles F. Pollnow IV
Title: Manager of Triple Frond Partners LLC
Phone: 206-332-1215

Signature, Place, and Date of Signing:


/s/ Charles F. Pollnow IV               Seattle, WA                 May 8, 2009
-------------------------------------
Charles F. Pollnow IV

Manager of Triple Frond Partners LLC

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13332               Hawk Hill Capital Partners, LP

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           12
Form 13F Information Table Value Total:      156,682
                                          (thousands)


                                        2

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                           FORM 13F INFORMATION TABLE

                                                                                                  VOTING AUTHORITY
                          TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
NAME OF ISSUER              CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------- -------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BIG 5 SPORTING GOODS CORP COM      08915P 10 1    5,294   901,793 SH       SOLE              1   901,793
COSTAR GROUP INC.         COM      22160N 10 9    3,691   122,027 SH       SOLE              1   122,027
FEDEX CORP.               COM      31428X 10 6   15,371   345,500 SH       SOLE              1   345,500
LAMAR ADVERTISING CO      CL A     512815 10 1   10,224 1,048,578 SH       SOLE              1 1,048,578
LIFE TIME FITNESS INC     COM      53217R 20 7   17,275 1,375,400 SH       SOLE              1 1,375,400
MEDTRONIC INC             COM      585055 10 6    8,957   303,950 SH       SOLE              1   303,950
MOBILE MINI INC           COM      60740F 10 5    8,082   701,558 SH       SOLE              1   701,558
PROGRESSIVE CORP          COM      743315 10 3   21,504 1,600,000 SH       SOLE              1 1,600,000
TYCO ELECTRONICS LTD      COM      G9144P 10 5   15,276 1,383,713 SH       SOLE              1 1,383,713
WALGREEN CO               COM      931422 10 9   28,556 1,100,000 SH       SOLE              1 1,100,000
WELLPOINT INC             COM      94973V 10 7    7,564   199,200 SH       SOLE              1   199,200
ZENITH NATL INS CORP      COM      989390 10 9   14,888   617,500 SH       SOLE              1   617,500
                                                156,682